DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss on derivative liabilities			$ 9,809,916	$ (10,401,881)
Loss on derivative liabilities			(9,809,916)	10,401,881
Derivative liability			11,904,070	21,713,986	$ 11,312,105
Gain (loss) from derivative liability			9,809,916	(10,401,881)
Gain (loss) from derivative liability			(9,809,916)	10,401,881
Coroware, Inc. and Subsidiaries [Member]
Loss on derivative liabilities	$ (571,095)	$ (5,684,891)
Loss on derivative liabilities	571,095	5,684,891
Derivative liability	12,475,165		11,904,070
Gain (loss) from derivative liability	(571,095)	(5,684,891)
Gain (loss) from derivative liability	571,095	5,684,891
Coroware, Inc. and Subsidiaries [Member] | Black Scholes [Member]
Loss on derivative liabilities	571,095	(5,684,891)
Loss on derivative liabilities	(571,095)	5,684,891
Minimum [Member] | Coroware, Inc. and Subsidiaries [Member]
Derivative liability			$ 11,904,070	$ 21,713,986
Maximum [Member] | Coroware, Inc. and Subsidiaries [Member]
Derivative liability	$ 12,475,165	$ 27,398,877